Reserves	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reserves [Abstract]
RESERVES

11. RESERVES

	2026 A$	2025 A$
Share Option Reserve	21,208,868	2,682,413

Performance Rights Reserve	25,149,099	155,792

Total share based payment reserve	46,357,967	2,838,205

Other reserves	(868,134)	(844,198)

Total reserves	45,489,833	1,994,007

Share based payments are in line with the Resolution Minerals Ltd remuneration policy. Listed below are summaries of options and performance rights granted:

Share Option Reserve	Number of Options	A$	Weighted average exercise price

Balance at 30 June 2024[1]	140,044,475	1,680,217	$0.088
Granted – Director remuneration	62,500,000	332,734	$0.018
Granted – Employees	5,000,000	25,395	$0.018
Granted – Brokers	15,409,091	91,846	$0.018
Granted – Advisors	87,613,636	554,700	$0.018
Granted – free attaching placement / bonus to shareholders	120,164,487	-	$0.018
Exercised	(892,969)	-	$0.018
Lapsed	(2,765,750)	(2,479)	$0.038
Balance at 30 June 2025	427,072,970	2,682,413	$0.0397
Granted – Purchase of Horse Heaven project	282,406,445	16,944,388	$0.018
Granted – Purchase of Horse Heaven project	38,500,000	462,000	$0.100
Granted – Employees	3,000,000	130,648	$0.200
Granted – Brokers	34,615,385	1,476,923	$0.048
Granted – Advisors	24,500,000	472,516	$0.060
Granted – free attaching placement / bonus to shareholders	465,571,902	-	$0.083
Exercised	(184,671,503)	-	$0.018
Lapsed	(91,903,686)	(960,020)	$0.013
Balance at 30 June 2026	999,091,513	21,208,868	$0.055

All options vested upon issue.

[1]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security.

Performance Rights Reserve	Number of Rights	A$

Balance at 30 June 2024[1]	11,936,213	108,881
Granted – KMP, employees and consultants	5,000,000	55,000
Granted in prior year and expensed in current period	-	27,099
Exercised	(136,250)	(6,540)
Forfeited	(8,462,500)	(28,648)
Balance at 30 June 2025	8,337,463	155,792
Granted – KMP, employees and consultants	235,000,000	10,824,090
Granted – Advisors	377,550,000	23,565,550
Granted in prior year and expensed in current period	-	7,242
Exercised	(117,096,650)	(9,358,644)
Lapsed – employees	(127,063)	(17,280)
Forfeited - employees	(375,000)	(27,651)
Balance at 30 June 2026	503,288,750	25,149,099

[1]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security.

Reconciliation of share based payments reserve movements	2026 A$	2025 A$

Options issued to directors / employees	130,648	355,650
Rights issued to directors / employees	10,831,333	60,165
Forfeited performance rights - employees	(27,651)	(21,600)
Employee benefits expense - share based payments[1]	10,934,330	394,215

Options issued - corporate advisory	397,516	-
Rights issued - corporate advisory	23,557,002	-
Share based payments - corporate advisory	23,954,518	-

Rights issued - technical services	8,548	21,934
Rights forfeited - technical services	-	(7,048)
Share based payments – technical services	8,548	14,886

Other	74,999	356,846
Total movement recongnised in Statement of Profit or Loss and Other Comprehensive Income	34,972,395	765,947

Capitalised as exploration and evaluation expenditure
Options for project acquisition - Horse Heaven	17,406,388	-

Capital raising costs
Options issued to brokers	1,476,923	289,698

Transfer to issued capital
Performance rights exercised	(9,358,644)	(6,540)

Transfer to accumulated losses
Lapsed performance rights - employees	(17,280)	-
Lapsed options	(960,020)	-
Total transfer to accumulated losses	(977,300)	-

Total movement in share based payment reserve	43,519,762	1,049,105

[1]	excluding shares issued to employees as remuneration

During the fiscal year ended 30 June 2026, the Group issued 383,021,830 Share options, excluding free attaching options and 612,550,000 Performance Rights with varying terms and conditions. The details are summarised below:

Options

	Number of options granted	Grant date	Vesting date and exercisable date	Tranche	Fair value per option at grant date	Exercise Price	Vesting Condition
Contractor – A Zinsser	500,000	30.06.2025	Refer vesting condition	A	$0.008	$0.150	Commencement of 2 drill programs on the Horse Heaven project.
Contractor – A Zinsser	500,000	30.06.2025	Refer vesting condition	B	$0.005	$0.200	Commencement of 2 drill programs on the Horse Heaven project.
Contractor – A Zinsser	500,000	30.06.2025	Refer vesting condition	C	$0.004	$0.250	Commencement of 2 drill programs on the Horse Heaven project.
Contractor – A Zinsser	500,000	30.06.2025	Refer vesting condition	D	$0.003	$0.300	Commencement of 2 drill programs on the Horse Heaven project.
Project Acquisition	55,601,611	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Project Acquisition	55,601,611	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Project Acquisition	55,601,611	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Project Acquisition	55,601,612	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Project Acquisition - Brokers	60,000,000	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Brokers Fees	22,115,385	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Advisors	12,500,000	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Advisors	10,000,000	25.07.2025	25.07.2025	E	$0.039	$0.091	N/A
Staff – C Lindsay	1,000,000	17.07.2025	17.07.2026	F	$0.045	$0.100	Remain engaged for 12 months
Staff – C Lindsay	1,000,000	17.07.2025	17.07.2026	G	$0.041	$0.150	Remain engaged for 12 months
Staff – C Lindsay	1,000,000	17.07.2025	17.07.2026	H	$0.038	$0.200	Remain engaged for 12 months
Purchase of property	38,500,000	27/02/2026	27.02.2026	RMLOD Option price on date of issue	$0.012	$0.100	N/A
Brokers	12,500,000	27/02/2026	27.02.2026	RMLOD Option price on date of issue	$0.012	$0.100	N/A
Total	383,021,830

With the exception of Tranches F to H there are no ongoing service conditions.

For the options granted (and vested) during the period, which were not listed options with an observable trading price (RMLOC) and where the fair value of services provided was unable to be otherwise determined, the Black Scholes model was used to calculate estimated fair values for the options.

Details of the options and inputs used to determine the estimated fair value of the contractor and staff options at the grant / measurement date were as follows:

Tranche	Grant date	Original Expiry date	Share price value at grant / measurement date	Exercise price	Dividend yield	Risk-free interest rate	Fair value at grant date
A	30.06.2025	02.09.2026	$0.052	$0.15	Nil	3.27%	$0.008
B	30.06.2025	02.09.2026	$0.052	$0.20	Nil	3.27%	$0.005
C	30.06.2025	02.09.2026	$0.052	$0.25	Nil	3.27%	$0.004
D	30.06.2025	02.09.2026	$0.052	$0.30	Nil	3.27%	$0.003
E	06.08.2025	02.09.2028	$0.067	$0.09	Nil	3.38%	$0.039
F	17.07.2025	02.09.2030	$0.063	$0.10	Nil	3.52%	$0.045
G	17.07.2025	02.09.2030	$0.063	$0.15	Nil	3.52%	$0.041
H	17.07.2025	02.09.2030	$0.063	$0.20	Nil	3.52%	$0.038

The expected volatility is 100%.

Performance Rights

	Number	Grant / measurement Date	Expiry Date	Tranche	Fair value per right	Total fair value
Advisors[1]	115,000,000	25.07.2025	31.10.2027	A	$0.081	$9,315,000
Advisors	85,000,000	02.09.2025	31.10.2027	B	$0.057	$4,845,000
Advisors	4,500,000	02.09.2025	02.09.2030	C	$0.053	$238,500
Advisors	3,000,000	02.09.2025	02.09.2030	D	$0.051	$153,000
Advisors	2,250,000	02.09.2025	02.09.2030	E	$0.049	$110,250
Advisors	1,800,000	02.09.2025	02.09.2030	F	$0.046	$82,800
Contractors – A Zinsser	1,000,000	02.09.2025	31.12.2026	G	$0.057	$57,000
Directors	100,000,000	02.09.2025	31.07.2030	H	$0.053	$5,300,000
J Kopias	5,000,000	02.09.2025	31.07.2030	H	$0.053	$265,000
Other staff	1,000,000	02.09.2025	31.07.2030	H	$0.053	$53,000
Other Staff	4,000,000	02.09.2025	02.09.2030	I	$0.057	$228,000
Advisors	6,500,000	11.11.2025	31.12.2027	J	$0.080	$520,000
Advisors	12,500,000	11.03.2026	31.12.2027	J	$0.050	$625,000
Directors	115,000,000	17.02.2026	31.12.2030	K	$0.040	$4,600,000
J Kopias	4,000,000	17.02.2026	31.12.2030	K	$0.040	$160,000
Advisors	55,000,000	12.03.2026	31.12.2030	K	$0.051	$2,805,000
Advisors	55,000,000	30.03.2026	31.12.2030	K	$0.048	$2,640,000
Advisors	10,000,000	31.03.2026	31.12.2030	K	$0.051	$510,000
Other Staff	2,000,000	17.02.2026	27.02.2031	L	$0.040	$80,000
Other Staff	2,000,000	17.02.2026	27.02.2031	M	$0.040	$80,000
Other Staff	2,000,000	17.02.2026	27.02.2031	N	$0.040	$80,000
Advisors	26,000,000	30.04.2026	31.12.2030	O	$0.064	$1,664,000
Total	612,550,000					$34,411,550

[1]	These performance rights vested and were exercised during the reporting period.

The issue of performance rights to directors was approved by shareholders at General Meetings held on 2 September 2025 and 17 February 2026.

A Performance Right is the right to acquire a Share in the company with no exercise price, subject to satisfaction of performance milestones (if any). Performance Rights have been valued by reference to their grant-date fair value where granted to employees and others providing similar services and to non-employees where the fair value of the services cannot be reliably measured. With the exception of tranches G & I, there is no requirement for the counterparty to remain in service until any of the relevant performance milestones are achieved, and therefore these performance milestones are non-vesting conditions. Non-vesting conditions are taken into account in the grant-date fair value of the performance rights. Accordingly, where rights become exercisable upon satisfaction of one of multiple performance outcomes, the condition assessed as most likely to occur first has been incorporated into the fair value.

The following tranches have been valued using the Monte Carlo Simulation as they include market based performance conditions:

Tranche	Share price value at grant / measurement date	Exercise price	Right Life	Expected dividend yield	Expected share price volatility	Risk-free interest rate	Fair value at grant date
C / H	$0.057	NIL	5.00 years	-	100%	3.66%	$0.053
D	$0.057	NIL	5.00 years	-	100%	3.66%	$0.051
E	$0.057	NIL	5.00 years	-	100%	3.66%	$0.049
F	$0.057	NIL	5.00 years	-	100%	3.66%	$0.046

All other rights have been valued at the share price on grant date.

Tranche	Performance Rights Criteria

A

Vest upon the first to occur of the following:

(a) the volume weighted share price of the Company’s shares, as traded on ASX, being equal to or exceeding $0.08 per share over 10 consecutive trading day period; or

(b) the Company successfully listing on Nasdaq; or

(c) the Company raising a minimum of A$20 million in equity, debt or quasi-debt funding

(d) a bona fide takeover bid or scheme of arrangement under the Corporations Act 2001 (Cth) (Corporations Act) having been made or publicly announced in respect of the Company at a price per Share equal to or exceeding A$0.09 per Share; or

(e) the Company receiving an offer (which is announced to ASX) valuing one or more of the Company’s assets at a value equal to or greater than A$90 million.

B

The first to occur of the following:

(a) the volume weighted share price of the Company’s fully paid ordinary shares (Shares), as traded on ASX, being equal to or exceeding $0.10 per Share over a 10 consecutive trading day period;

(b) the Company raising a minimum of A$40 million in equity, debt or quasi-debt funding;

(c) a bona fide takeover bid or scheme of arrangement under the Corporations Act 2001 (Cth) (Corporations Act) having been made or publicly announced in respect of the Company at a price per Share equal to or exceeding A$0.12 per Share; or

(d) the Company receiving an offer (which is announced to ASX) valuing one or more of the Company’s assets at a value equal to or greater than A$150 million

C	Vest upon the Company’s Shares achieving a volume weighted average price (VWAP) per Share of $0.10 calculated over 20 consecutive trading days on which the Shares have actually traded

D	Vest upon the Company’s Shares achieving a VWAP of $0.15 calculated over 20 consecutive trading days on which the Shares have actually traded

E	Vest upon the Company’s Shares achieving a VWAP of $0.20 calculated over 20 consecutive trading days on which the Shares have actually traded

F	Vest upon the Company’s Shares achieving a VWAP of $0.25 calculated over 20 consecutive trading days on which the Shares have actually traded

G	Vest upon the 12-month anniversary of employment with the Company, or upon the Company’s shares trading at a minimum $0.20 for a continuous period of 20 trading days.

H

Vest upon the first to occur of the following:

(a) Company announces Inferred Mineral Resource in accordance with the JORC Code in respect of

(i) at least 1,000,000 ounces of contained gold (for example approximately 15,600,000 tonnes at 2 grams per tonne); or

(ii) at least 100,000 tonnes of contained antimony (for example, 10,000,000 million tonnes at 1.0% Sb); or

(iii) at least 10,000 tonnes of contained tungsten (for example, 2 million tonnes at 0.5% WO3), or

(b) the Company’s Shares achieving a volume weighted average price (VWAP) per Share of $0.10 calculated over 20 consecutive trading days on which the Shares have actually traded.

I	2,500,000 vest upon remaining engaged by company for 13 months 1,500,000 vest upon remaining engaged by company for 13 months or completion of 2 x substantial drilling programs

J

The first to occur of the following:

(a) the volume weighted share price of the Company’s fully paid ordinary shares (Shares), as traded on ASX, being equal to or exceeding $0.10 per Share over a 10 consecutive trading day period;

(b) the Company raising a minimum of A$40 million in equity, debt or quasi-debt funding;

(c) a bona fide takeover bid or scheme of arrangement under the Corporations Act 2001 (Cth) (Corporations Act) having been made or publicly announced in respect of the Company at a price per Share equal to or exceeding A$0.12 per Share; or

(d) the Company receiving an offer (which is announced to ASX) valuing one or more of the Company’s assets at a value equal to or greater than A$150 million

K

The first to occur of the following:

(a) the Company announcing a JORC compliant mineral resource estimate in at least an inferred category of not less than 1,500,000 ounces of contained gold;

(b) the Shares achieving a volume weighted average price of $0.11 per Share calculated over seven (7) consecutive trading days on which the Shares have traded;

(c) inclusion of the Horse Heaven project onto the FAST 41 Permitting Dashboard;

(d) the Company being admitted to the official list of the Nasdaq Stock Market LLC and the Shares being quoted for trading on that market; or

(e) the Company commencing small-scale operations on a bulk mining permit in respect of antimony or tungsten.

L	First tranche, measured no later than 18 months after the Commencement Date (15 December 2025) – delivering and operating a demonstration plant for the processing of antimony (stibnite) from the Company’s Project, to produce antimony metal.

M	Second tranche, measured at the end of the second year after the Commencement Date (15 December 2025) – delivering and operating a full scale plant for the processing of antimony (stibnite) from the Company’s Project, to produce antimony metal

N	Third tranche, measured at the end of the third year after the Commencement Date (15 December 2025) – operating a full scale plant for the processing of antimony (stibnite) from the Company’s Project, to produce at least 300 tonnes of antimony metal or antimony end products at a quality approved and qualified by end users

O	Vesting on the Company being admitted to the official list of the Nasdaq Stock Market LLC.

With the exception of Tranches G and I, there are no ongoing service requirements attached to the performance rights and as such the full fair value has been expensed in the current financial year.

Movements in other reserves during the current financial year are set out below:

	2026 A$	2025 A$
Opening Balance	(844,198)	(720,019)
Foreign currency movements	(35,540)	240
Fair value movements in FVOCI investments	11,604	(124,419)
Balance 30 June	(868,134)	(844,198)

Nature and purpose of other reserves

The reserves are used to record foreign currency translation movements/differences arising from the translation of the financial statements of subsidiaries which do not have a functional currency of Australian Dollars. In addition, the reserve maintains the revaluation movements in the financial asset investment of Rapid Critical Metals Ltd and NT Minerals Limited.

11.	RESERVES

Share based payments are in line with the Resolution Minerals Ltd remuneration policy. Listed below are summaries of options and performance rights granted:

Share Option Reserve	Number of Options	$	Weighted average exercise price

Balance at 30 June 2023	107,643,592	1,121,175	$0.16
Granted – Director remuneration	45,000,000	720,000	$0.032
Granted – Contractors	6,668,750	31,421	$0.088
Exercised	(3,125)	(37)	$0.12
Lapsed	(19,264,844)	(192,342)	$0.592
Share consolidation rounding adjustment[1]	102	-	-
Balance at 30 June 2024	140,044,475	1,680,217	$0.088
Granted – Director remuneration	62,500,000	332,734	$0.018
Granted – Employees	5,000,000	25,395	$0.018
Granted – Brokers	15,409,091	91,846	$0.018
Granted – Advisors	87,613,636	554,700	$0.018
Granted – attaching placement / bonus to shareholders	120,164,487	-	$0.018
Exercised[2]	(892,969)	-	$0.018
Lapsed	(2,765,750)	(2,479)	$0.038
Balance at 30 June 2025	427,072,970	2,682,413	$0.0397

All options vested and exercisable upon issue.

[1]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security. Adjusted in the securities prior to consolidation timing.
[2]	For share options exercised during the period, the weighted average share price at the date of exercise $0.4 cents

Performance Rights Reserve	Number of Rights	$

Balance at 1 July 2023	5,439,338	167,855
Granted – KMP, employees and consultants	17,756,250	252,261
Exercised	(338,125)	(30,945)
Forfeited	(10,921,250)	(280,290)
Balance at 30 June 2024[1]	11,936,213	108,881
Granted – KMP, employees and consultants	5,000,000	55,000
Granted in prior year and expensed in current period	-	27,099
Exercised	(136,250)	(6,540)
Forfeited	(8,462,500)	(28,648)
Balance at 30 June 2025	8,337,463	155,792

Reconciliation of share based payments reserve movements	2025 $	2024 $

Rights issued to directors / employees / contractors	82,099	252,261

Options issued to directors / employees / contractors	358,129	751,421

Options issued to brokers / consultants	646,544	-

Options / rights exercised	(6,540)	(30,982)

Forfeited performance rights	(28,648)	(280,290)

Lapsed options	(2,479)	(192,342)

Total share based payments	1,049,105	500,068

Options / rights recognised in the statement of financial position	(283,158)	223,324

Net share based payments recognised in the statement of profit and loss (inclusive of forfeitures not relevant to key management personnel)	765,947	723,392
Share based payments classified as employee benefit expense or other expenses in profit or loss	(751,061)	(666,759)
Share based payment expense	14,886	56,633

During the 2024/25 year the following options and performance rights were issued.

Options

	Number of options granted	Grant Date	Fair value per option at grant date	Vesting date and exercisable date	Tranche	Exercise Price	Vesting Condition
Brokers	12,500,000	10/12/2024	$0.005	10/12/2024	A	$0.018	Successful Placement
Brokers	2,909,091	10/03/2025	$0.009	10/03/2025	B	$0.018	Successful Placement
Advisors/ Brokers	87,613,636	13/03/2025	$0.006	13/03/2025	C	$0.018	N/A
Shareholders	12,500,000	10/12/2024	$0.005	10/12/2024	D	$0.018	N/A
Shareholders	107,209,933	19/03/2025	-	19/03/2025	E	$0.018	Free attaching
Shareholders	454,546	01/04/2025	-	01/04/2025	F	$0.018	Free attaching
M Rogatsky	31,250,000	10/12/2024	$0.005	10/12/2024	A	$0.018	N/A
A Zaetz	31,250,000	10/12/2024	$0.005	10/12/2024	A	$0.018	N/A
J Kopias	4,000,000	18/03/2025	$0.006	31/07/2025	G	$0.018	Engaged by RML until 31 Jul-25
Other Staff & Contractors	1,000,000	18/03/2025	$0.006	31/07/2025	G	$0.018	Engaged by RML until 31 Jul-25

For the options granted (and vested) during the year, where the fair value of services provided was unable to be otherwise determined, the Black-Scholes model was used to calculated estimated fair values for the options issued to brokers. Fees for brokerage and advisory are variable based on the success of related capital raises and other variable events, as a result ascribed value was not assigned based on the value of the service but rather the agreed value of options issued.

Details of the options and inputs used to determine the estimated fair value of the broker options at the grant date were as follows:

Tranche	Grant date	Expiry date	Share price value at grant date	Exercise price	Expected volatility	Dividend yield	Risk-free interest rate	Fair value at grant date
A	10/12/2024	31/07/2028	$0.013	$0.018	100%	N/A	4.07%	$0.005
B	10/03/2025	31/07/2028	$0.011	$0.018	100%	N/A	4.76%	$0.009
C	13/03/2025	31/07/2028	$0.011	$0.018	100%	N/A	4.76%	$0.006
D	10/12/2024	31/07/2028	$0.013	$0.018	100%	N/A	4.07%	$0.005
G	18/03/2025	31/07/2028	$0.011	$0.018	100%	N/A	3.76%	$0.006

Performance Rights

	Number	Grant Date	Expiry of milestone achievement	Tranche	Fair value per right	Total fair value
J Kopias	4,000,000	18/03/2025	31/05/2025	STI	$0.011	$44,000
Other Staff & Contractors	1,000,000	18/03/2025	31/05/2025	STI	$0.011	$11,000

Movements in each class of reserve during the current financial year are set out below:

Reconciliation of reserves	2025 $	2024 $
Opening Balance	(720,019)	53,875
Foreign currency movements	240	(16,377)
Fair value movements in FVOCI investments	(124,419)	(757,517)
Balance 30 June	(844,198)	(720,019)

Nature and purpose of reserves

The reserves are used to record foreign currency translation movements/differences arising from the translation of the financial statements of subsidiaries which do not have a functional currency of Australian Dollars. In addition, the reserve maintains the revaluation movements in the financial asset investment of Rapid Critical Metals Ltd and NT Minerals Limited.